Revenue Recognition (Tables)	12 Months Ended
Dec. 31, 2019
Revenues Recognition Disclosure [Abstract]
Schedule of estimated revenue expected to be recognized in future periods related to performance obligations
	2020	2021	2022 and thereafter
Software license and related revenues and consulting services	$6,632	$1,786	$1,899

Schedule of trade receivables, contract assets (unbilled receivables) and contract liabilities (deferred revenues) from contracts with customers
	December 31,
	2019	2018

Trade receivables (net of allowance for doubtful accounts)	$96,694	$90,274
Deferred revenues	$8,724	$4,857